Annual Total Returns - Fidelity Managed Retirement 2015 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K6
Bar Chart Table:
Annual Return 2020	11.11%
Annual Return 2021	5.52%